Combined Statements of Cash Flows (USD $) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net Loss	$ (1,487,956)	$ (7,937,230)
Depreciation and amortization	83,970	75,822
Shares Issued for Services	83,750	2,232,917
Stock Option Amortization	616,727	3,700,135
Accounts Receivable	(2,060)	(67,492)
Deferred Customer Activation Costs	4,420	5,171
Prepaid Expense	73,121	1,608
Other Assets		(11,492)
Accounts Payable	1,416	45,160
Accrued Expenses	49,222	97,496
Deferred Customer Activation Fees	(17,682)	(20,685)
Net cash used in operating activities	(595,072)	(1,878,590)
Acquisition and development of software assets	(23,673)	(118,057)
Purchase of Equipment	(9,337)	(85,355)
Net cash used in investing activities	(33,010)	(203,412)
Proceeds from Loans Payable, Related Party	102,000	5,612
Proceeds from Loans Payable		12,000
Repayment of Loans Payable	(7,200)	(26,359)
Repayment of Loans Payable, Related Party		(58,256)
Proceeds from issuance of common stock	880,800	1,826,057
Net cash provided by financing activities	975,600	1,759,054
Net Increase/(Decrease) in Cash	347,518	(322,948)
Cash, Beginning of Year	5,853	615,722
Cash, End of Year	353,371	292,774
Taxes
Interest Expense
Payment of accounts payable through issuance of common stock	$ 2,169,312